Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of MediMedia Pharma Solotions (Detail) (Subsequent Event, MediMedia Pharma Solutions, USD $)
In Thousands, unless otherwise specified
Feb. 27, 2015
Subsequent Event | MediMedia Pharma Solutions
Business Acquisition [Line Items]
Property, plant and equipment	$ 796
Accounts receivable	4,877
Unbilled revenue	4,826
Prepayments and other current assets	721
Accounts payable	(671)
Other liabilities	(4,763)
Payments on account	(4,376)
Net assets acquired	$ 1,410